Post-Employment Benefits - Additional Information (Detail) - Canada plan [member]	12 Months Ended
Oct. 31, 2018 CAD ($) Shares_
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of net defined benefit assets and liabilities and net defined benefit expense	90.00%
Number of members in pension plan | Shares_	63,000
Waiting period for members to join	Two-year
Anticipated minimum contributions for 2018	$ 194,000,000
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of net defined benefit assets and liabilities and net defined benefit expense	90.00%
Percentage of reimbursement of cost of benefit for eligible employees	100.00%
Anticipated minimum contributions for 2018	$ 27,000,000